Inventories - Schedule of Inventories (Details) - CAD ($) $ in Millions	Mar. 31, 2024	Apr. 02, 2023
Inventories [Abstract]
Raw materials	$ 48.4	$ 60.3
Work in progress	25.8	17.5
Finished goods	371.0	394.8
Total inventories at the lower of cost and net realizable value	$ 445.2	$ 472.6